S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 20, 2025
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We will use these criteria and guidelines in evaluating initial business combination opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines. While we intend to utilize these criteria in evaluating business combination opportunities, we expect that no individual criterion will entirely determine a decision to pursue a particular opportunity.

•        Financial Stability and Visibility:    We expect to target an initial business combination with a company in which we can readily identify current and future revenues, a path to sustained long-term profitability and attractive future cash flow dynamics;

•        Leading Industry and Market Position:    We intend to seek targets whose products and/or services currently enjoy, or are expected to enjoy, leading positions in their respective markets with sustainable competitive advantages and natural barriers to market entry;

•        Resilient Barriers to Entry:    We seek established and emerging market leaders with defensible and self-reinforcing competitive advantages such as high switching costs, network effects, proprietary data/integrations and learning effects;

•        Multiple Growth Avenues:    Our ideal business combination partners have the capability to grow both organically and through targeted acquisitions, and can leverage our own expertise across M&A and capital markets advisory for evaluation of strategic processes;

•        Strong and Public-Company-Ready Management Team:    We will seek to acquire or merge with a business with an experienced management team with a proven history of success in prior endeavors across both private and publicly-listed companies;

•        Focus on Environmental, Social, and Governance Issues:    We intend to seek business combinations with companies that have established corporate values that embrace and address pressing issues related to environmental, social, and governance concerns;

•        Potential to Benefit from Our Expertise:    We will rely on our advisory heritage to assist management in identifying, negotiating, financing and structuring transactions including acquisition and/or capital raises to support and accelerate long-term growth.

These criteria are not intended to be exhaustive or required. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management team may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy materials or tender offer documents, as applicable, that we would file with the SEC. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the Rights, Class A Ordinary Shares, units, founder shares and private placement units (and the underlying securities), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Rights, Class A ordinary shares, units, founder shares and any securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares	180 days after the effective date of the registration statement of which this prospectus forms a part	Our directors, officers and GSR Sponsor (including any members)

Transfers permitted (i) with the prior written consent of Polaris Advisory Partners LLC and The Benchmark Company, LLC and (ii) to any transfer of founder shares to any current officer or current or future independent director of the Company (as long as such current officer or current or future independent director transferee is subject to the letter agreement or executes an agreement substantially identical to the terms of letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer)

Founder shares

After the first earnings release that is at least 60 days after the completion of the Company’s initial business combination, 25% of the founder shares will become transferable and thereafter an additional 25% will become transferable at each subsequent earnings release. Notwithstanding the above, 100% of any founder shares will become immediately transferable, subsequent to any initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 10 trading days

Our directors, officers and GSR Sponsor (including any members)

Transfers permitted to (a) (i) GSR Sponsor’s members, (ii) the directors or officers of the Company, GSR Sponsor or GSR Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, GSR Sponsor, GSR Sponsor’s members, (iv) any members or partners of GSR Sponsor or GSR Sponsor’s members, or their respective affiliates, or any affiliates of GSR Sponsor or GSR Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of Delaware law, by virtue of GSR Sponsor’s limited liability agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of GSR Sponsor or by virtue of the constitutional, organization or formational documents of a subsidiary of GSR Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination;

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
provided, however, that in the case of clauses (a) through (e) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.
Private placement units	30 days after the completion of our initial business combination And 180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))	Our directors, officers and GSR Sponsor (including any members)	Same as above and 180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))
Units that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Our directors, officers and GSR Sponsor (including any members)	Same as above